Other Assets (Details) - Schedule of other assets - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Schedule of other assets [Abstract]
Assets held for leasing	[1]	$ 94,460	$ 85,626
Assets received or awarded as payment (**):
Assets awarded at judicial sale	[2]	11,629	5,571
Assets received in lieu of payment	[2]	1,955	1,182
Provisions for assets received in lieu of payment	[2]	(1,019)	(506)
Subtotal	[2]	12,565	6,247
Other Assets
Deposit by derivatives margin		293,378	232,732
Documents intermediated	[3]	79,064	84,993
Recoverable income taxes		65,302	8,691
Prepaid expenses		45,731	29,654
Other accounts and notes receivable		34,373	64,029
Commissions receivable		9,482	11,810
Non-current assets held for sale	[4]	3,961
Other		35,799	32,704
Subtotal		567,090	464,613
Total		$ 674,115	$ 556,486

[1]	These assets correspond to property and equipment to be given under a financial lease.
[2]	Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.
[3]	Documents intermediated refers to securities lending agreements managed by the Bank’s subsidiary Banchile Corredores de Bolsa S.A.
[4]	This item corresponds to the participation in Sociedad Operadora de Tarjeta de Crédito Nexus S.A., which has been reclassified as non-current assets.